Retained Earnings and Dividends Paid - Summary of Changes in Reserve of Remeasurement (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Beginning balance	₩ 98,844	₩ (169,234)
Changes	964,791	327,957
Income tax effect	(338,022)	(126,890)
Transfer to reserve for business expansion	(110,808)	67,011
Ending balance	₩ 614,805	₩ 98,844